AB Cap Fund, Inc.

AB FlexFee US Thematic Portfolio

Portfolio of Investments

March 31, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 93.3%
Information Technology – 35.3%
Communications Equipment – 6.1%
Ciena Corp.(a)	72,858	$3,986,790
Lumentum Holdings, Inc.(a)	46,997	4,293,176
Motorola Solutions, Inc.	22,551	4,240,715

		12,520,681

Electronic Equipment, Instruments & Components – 4.2%
Flex Ltd.(a)	311,922	5,711,292
Keysight Technologies, Inc.(a)	21,244	3,046,389

		8,757,681

IT Services – 8.5%
MAXIMUS, Inc.	39,022	3,474,519
PayPal Holdings, Inc.(a)	18,015	4,374,763
Square, Inc. - Class A(a)	15,095	3,427,320
Twilio, Inc. - Class A(a)	6,052	2,062,279
Visa, Inc. - Class A	20,052	4,245,610

		17,584,491

Semiconductors & Semiconductor Equipment – 5.3%
Cree, Inc.(a)	19,273	2,083,990
Monolithic Power Systems, Inc.	5,744	2,028,838
NVIDIA Corp.	3,795	2,026,264
NXP Semiconductors NV	24,336	4,899,810

		11,038,902

Software – 9.0%
Adobe, Inc.(a)	8,636	4,105,295
ANSYS, Inc.(a)	9,073	3,080,828
Microsoft Corp.	20,136	4,747,465
Proofpoint, Inc.(a)	30,986	3,897,729
Zendesk, Inc.(a)	21,309	2,826,000

		18,657,317

Technology Hardware, Storage & Peripherals – 2.2%
Apple, Inc.	36,795	4,494,509

		73,053,581

Health Care – 18.3%
Health Care Equipment & Supplies – 9.2%
Alcon, Inc.(a)	61,875	4,342,388
Danaher Corp.	22,117	4,978,094
Koninklijke Philips NV (ADR)(a)	91,281	5,205,756
STERIS PLC	23,252	4,429,041

		18,955,279

Health Care Providers & Services – 4.1%
Laboratory Corp. of America Holdings(a)	22,811	5,817,489
UnitedHealth Group, Inc.	7,383	2,746,993

		8,564,482

Company	Shares	U.S. $ Value

Life Sciences Tools & Services – 5.0%
Bio-Rad Laboratories, Inc. - Class A(a)	9,201	$5,255,335
Bruker Corp.	79,236	5,093,290

		10,348,625

		37,868,386

Industrials – 14.6%
Aerospace & Defense – 1.8%
Hexcel Corp.(a)	67,734	3,793,104

Building Products – 2.4%
Trex Co., Inc.(a)	52,883	4,840,910

Commercial Services & Supplies – 3.8%
Tetra Tech, Inc.	21,039	2,855,413
Waste Management, Inc.	39,384	5,081,324

		7,936,737

Electrical Equipment – 4.4%
Rockwell Automation, Inc.	17,695	4,696,961
Vestas Wind Systems A/S (Sponsored ADR)	63,206	4,409,882

		9,106,843

Machinery – 2.2%
Xylem, Inc./NY	43,112	4,534,520

		30,212,114

Consumer Discretionary – 9.0%
Auto Components – 2.4%
Aptiv PLC(a)	36,634	5,051,829

Household Durables – 2.0%
TopBuild Corp.(a)	19,598	4,104,409

Specialty Retail – 2.3%
Home Depot, Inc. (The)	15,659	4,779,910

Textiles, Apparel & Luxury Goods – 2.3%
NIKE, Inc. - Class B	35,144	4,670,286

		18,606,434

Financials – 9.0%
Banks – 2.6%
SVB Financial Group(a)	10,790	5,326,591

Capital Markets – 4.3%
Intercontinental Exchange, Inc.	40,570	4,530,858
MSCI, Inc. - Class A	10,654	4,467,009

		8,997,867

Insurance – 2.1%
Aflac, Inc.	83,199	4,258,125

		18,582,583

Company	Shares	U.S. $ Value

Utilities – 4.1%
Electric Utilities – 2.4%
NextEra Energy, Inc.	65,836	$4,977,860

Water Utilities – 1.7%
American Water Works Co., Inc.	24,035	3,603,327

		8,581,187

Real Estate – 1.6%
Equity Real Estate Investment Trusts (REITs) – 1.6%
SBA Communications Corp.	11,946	3,315,612

Consumer Staples – 1.4%
Household Products – 1.4%
Procter & Gamble Co. (The)	22,135	2,997,743

Total Common Stocks (cost $136,913,604)		193,217,640

SHORT-TERM INVESTMENTS – 5.8%
Investment Companies – 5.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(b) (c) (d) (cost $11,986,142)	11,986,142	11,986,142

Total Investments – 99.1% (cost $148,899,746)(e)		205,203,782
Other assets less liabilities – 0.9%		1,810,704

Net Assets – 100.0%		$207,014,486

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day yield as of period end.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Affiliated investments.
(e)

As of March 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $56,466,380 and gross unrealized depreciation of investments was $(162,344), resulting in net unrealized appreciation of $56,304,036.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Cap Fund, Inc.

AB FlexFee US Thematic Portfolio

March 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2021:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks^	$193,217,640	$-0-	$-0-	$193,217,640
Short-Term Investments:
Investment Companies	11,986,142	-0-	-0-	11,986,142

Total Investments in Securities	205,203,782	-0-	-0-	205,203,782
Other Financial Instruments*	-0-	-0-	-0-	-0-

Total	$205,203,782	$-0-	$-0-	$205,203,782

^	See Portfolio of Investments for sector classifications.
*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended March 31, 2021 is as follows:

Fund	Market Value 12/31/20 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/21 (000)	Dividend Income (000)
Government Money Market Portfolio	$9,523	$31,876	$29,413	$11,986	$0	*
Government Money Market Portfolio**	178	3,883	4,061	-0-	0	*
Total				$11,986	$0	*

*	Amount is less than $500.
**	Investment of cash collateral for securities lending transactions.

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